RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 24, 2020	Nov. 20, 2020	Jun. 19, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jul. 09, 2020	Jun. 30, 2020
Related Party Transaction [Line Items]
Expenses incurred						$ 128,084	$ 0
LifeSci Acquisition II Corp
Related Party Transaction [Line Items]
Repayment of promissory note - related party								$ 175,000
Sponsor | LifeSci Acquisition II Corp
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note									$ 175,000
Administrative Support Agreement | LifeSci Acquisition II Corp
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred				$ 30,000	$ 0			70,000
Promissory Note with Related Party | LifeSci Acquisition II Corp
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 175,000
Instrument term			15 days
Repayment of promissory note - related party	$ 175,000
Related Party Loans | LifeSci Acquisition II Corp
Related Party Transaction [Line Items]
Outstanding balance of related party note				0		0		0		$ 0
Loan conversion agreement warrant				$ 500,000		$ 500,000		$ 500,000
Price of warrant				$ 0.90		$ 0.90		$ 0.90